EMPLOYEE OPTIONS (Details) - Summary of Outstanding and Exercisable Options - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in Shares)	202,100	196,300
Options Exercisable (in Shares)	167,268	150,466
Options, Range of Exercise Prices $0.00-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 0.00	$ 0.00
Exercise Price, Upper Limit	$ 4.00	$ 4.00
Options Outstanding (in Shares)	50,000	50,000
Options Outstanding, Weighted Average Remaining Life	5 years 32 days	5 years 306 days
Options Outstanding, Weighted Average Exercise Price	$ 4.00	$ 4.00
Options Exercisable (in Shares)	50,000	46,250
Options Exercisable, Weighted Average Exercise Price	$ 4.00	$ 4.00
Options, Range of Exercise Prices $4.50-$19.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit		4.50
Exercise Price, Upper Limit		$ 19.50
Options Outstanding (in Shares)		146,300
Options Outstanding, Weighted Average Remaining Life		6 years 248 days
Options Outstanding, Weighted Average Exercise Price		$ 4.50
Options Exercisable (in Shares)		104,216
Options Exercisable, Weighted Average Exercise Price		$ 5.00